FINANCIAL STATEMENT DETAILS - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total gross carrying amount	$ 491,289	$ 504,653
Accumulated depreciation and amortization	(178,092)	(158,899)
Buildings, land, equipment, leasehold improvements and capitalized software, net	313,197	345,754
Buildings
Property, Plant and Equipment [Line Items]
Total gross carrying amount	165,700	160,567
Equipment (including furniture)
Property, Plant and Equipment [Line Items]
Total gross carrying amount	126,656	141,669
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total gross carrying amount	78,130	81,133
Capitalized software
Property, Plant and Equipment [Line Items]
Total gross carrying amount	28,919	33,321
Land
Property, Plant and Equipment [Line Items]
Total gross carrying amount	86,045	86,032
Projects in progress
Property, Plant and Equipment [Line Items]
Total gross carrying amount	$ 5,839	$ 1,931